Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Beginning balance			$ 4,267
Ending balance	$ 4,750		4,750
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,750	$ 3,986	4,750	$ 3,986
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,276	3,520	4,276	3,520
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	474	466	474	466
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	269	218	234	142
Net remeasurement of loss allowance	(2)	42	54	44
Loan originations	7	8	17	21
Loan purchases				31
Derecognitions and maturities	(4)	(4)	(11)	(8)
Model changes			(6)	44
Total PCL	1	46	54	132
Write-offs	(1)	(1)	(4)	(6)
Recoveries of previous write-offs	1	2	4	5
Foreign exchange and other	(8)	(10)	(26)	(18)
Ending balance	262	255	262	255
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	729	751	806	517
Net remeasurement of loss allowance	161	129	329	345
Loan originations	11	20	44	48
Loan purchases				179
Derecognitions and maturities	(14)	(19)	(48)	(46)
Model changes			61	(34)
Total PCL	158	130	386	492
Write-offs	(157)	(98)	(472)	(242)
Recoveries of previous write-offs	33	19	156	48
Foreign exchange and other	(14)	(19)	(127)	(32)
Ending balance	749	783	749	783
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	590	426	496	365
Net remeasurement of loss allowance	181	109	523	277
Loan originations	21	21	58	60
Loan purchases				25
Derecognitions and maturities	(9)	(8)	(26)	(22)
Model changes			13
Total PCL	193	122	568	340
Write-offs	(192)	(115)	(523)	(299)
Recoveries of previous write-offs	48	28	123	70
Foreign exchange and other	(14)	(12)	(39)	(27)
Ending balance	625	449	625	449
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,890	2,438	2,731	1,974
Net remeasurement of loss allowance	586	227	1,249	356
Loan originations	70	58	225	202
Loan purchases				470
Derecognitions and maturities	(102)	(81)	(361)	(252)
Model changes			110	(1)
Total PCL	554	204	1,223	775
Write-offs	(293)	(91)	(737)	(234)
Recoveries of previous write-offs	24	10	114	35
Foreign exchange and other	(61)	(62)	(217)	(51)
Ending balance	3,114	2,499	3,114	2,499
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,279	1,565	1,279	1,565
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,061	1,296	1,061	1,296
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	218	269	218	269
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	47	77	73	59
Transfer to Stage 1	45	25	98	64
Transfer to Stage 2	(2)	(4)	(24)	(15)
Transfer to Stage 3				(1)
Net remeasurement of loss allowance	(45)	(26)	(108)	(58)
Loan originations	7	8	17	21
Loan purchases				31
Derecognitions and maturities		(1)	(2)	(3)
Model changes			(1)	(19)
Total PCL	5	2	(20)	20
Foreign exchange and other	1	(1)		(1)
Ending balance	53	78	53	78
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	166	257	220	111
Transfer to Stage 1	66	66	237	193
Transfer to Stage 2	(10)	(15)	(31)	(40)
Transfer to Stage 3	(1)	(3)	(5)	(16)
Net remeasurement of loss allowance	(51)	(68)	(202)	(177)
Loan originations	11	17	44	44
Loan purchases				179
Derecognitions and maturities	(5)	(7)	(12)	(20)
Model changes			15	(26)
Total PCL	10	(10)	46	137
Foreign exchange and other	1	(5)	(89)	(6)
Ending balance	177	242	177	242
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	207	156	188	115
Transfer to Stage 1	56	41	172	126
Transfer to Stage 2	(16)	(12)	(43)	(32)
Transfer to Stage 3	(2)		(4)	(2)
Net remeasurement of loss allowance	(41)	(33)	(146)	(116)
Loan originations	21	20	58	59
Loan purchases				25
Derecognitions and maturities	(2)	(2)	(6)	(5)
Model changes			4
Total PCL	16	14	35	55
Foreign exchange and other	(1)	(2)	(1)	(2)
Ending balance	222	168	222	168
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	884	1,162	1,043	746
Transfer to Stage 1	91	74	478	212
Transfer to Stage 2	(63)	(52)	(237)	(124)
Transfer to Stage 3	(2)	(2)	(6)	(19)
Net remeasurement of loss allowance	(117)	(94)	(551)	(286)
Loan originations	70	58	217	199
Loan purchases				470
Derecognitions and maturities	(35)	(27)	(119)	(105)
Model changes			53
Total PCL	(56)	(43)	(165)	347
Foreign exchange and other	(1)	(42)	(51)	(16)
Ending balance	827	1,077	827	1,077
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,460	1,835	2,460	1,835
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,230	1,648	2,230	1,648
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	230	187	230	187
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	209	133	151	67
Transfer to Stage 1	(46)	(25)	(98)	(64)
Transfer to Stage 2	6	7	34	22
Transfer to Stage 3	(5)	(2)	(19)	(8)
Net remeasurement of loss allowance	31	59	138	93
Derecognitions and maturities	(4)	(3)	(9)	(5)
Model changes			(5)	63
Total PCL	(18)	36	41	101
Foreign exchange and other	1	(2)		(1)
Ending balance	192	167	192	167
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	394	364	434	304
Transfer to Stage 1	(62)	(63)	(225)	(185)
Transfer to Stage 2	24	27	66	72
Transfer to Stage 3	(35)	(27)	(100)	(71)
Net remeasurement of loss allowance	92	111	209	313
Loan originations		3		4
Derecognitions and maturities	(9)	(12)	(25)	(26)
Model changes			46	(8)
Total PCL	10	39	(29)	99
Foreign exchange and other		(3)	(1)	(3)
Ending balance	404	400	404	400
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	383	270	308	250
Transfer to Stage 1	(56)	(41)	(172)	(126)
Transfer to Stage 2	16	12	43	32
Transfer to Stage 3	(83)	(43)	(199)	(116)
Net remeasurement of loss allowance	149	88	434	258
Loan originations		1		1
Derecognitions and maturities	(7)	(6)	(20)	(17)
Model changes			9
Total PCL	19	11	95	32
Foreign exchange and other	1			(1)
Ending balance	403	281	403	281
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,353	871	1,155	789
Transfer to Stage 1	(86)	(65)	(458)	(199)
Transfer to Stage 2	76	61	268	180
Transfer to Stage 3	(73)	(58)	(226)	(109)
Net remeasurement of loss allowance	242	236	851	449
Loan originations			8	3
Derecognitions and maturities	(67)	(54)	(231)	(147)
Model changes			57	(1)
Total PCL	92	120	269	176
Foreign exchange and other	16	(4)	37	22
Ending balance	1,461	987	1,461	987
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,011	586	1,011	586
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	985	576	985	576
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	26	10	26	10
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	13	8	10	16
Transfer to Stage 1	1
Transfer to Stage 2	(4)	(3)	(10)	(7)
Transfer to Stage 3	5	2	19	9
Net remeasurement of loss allowance	12	9	24	9
Total PCL	14	8	33	11
Write-offs	(1)	(1)	(4)	(6)
Recoveries of previous write-offs	1	2	4	5
Foreign exchange and other	(10)	(7)	(26)	(16)
Ending balance	17	10	17	10
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	169	130	152	102
Transfer to Stage 1	(4)	(3)	(12)	(8)
Transfer to Stage 2	(14)	(12)	(35)	(32)
Transfer to Stage 3	36	30	105	87
Net remeasurement of loss allowance	120	86	322	209
Derecognitions and maturities			(11)
Total PCL	138	101	369	256
Write-offs	(157)	(98)	(472)	(242)
Recoveries of previous write-offs	33	19	156	48
Foreign exchange and other	(15)	(11)	(37)	(23)
Ending balance	168	141	168	141
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	85	43	203	118
Net remeasurement of loss allowance	73	54	235	135
Total PCL	158	97	438	253
Write-offs	(192)	(115)	(523)	(299)
Recoveries of previous write-offs	48	28	123	70
Foreign exchange and other	(14)	(10)	(38)	(24)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	653	405	533	439
Transfer to Stage 1	(5)	(9)	(20)	(13)
Transfer to Stage 2	(13)	(9)	(31)	(56)
Transfer to Stage 3	75	60	232	128
Net remeasurement of loss allowance	461	85	949	193
Derecognitions and maturities			(11)
Total PCL	518	127	1,119	252
Write-offs	(293)	(91)	(737)	(234)
Recoveries of previous write-offs	24	10	114	35
Foreign exchange and other	(76)	(16)	(203)	(57)
Ending balance	$ 826	$ 435	$ 826	$ 435